Shareholder Report, Holdings (Details) - C000005550	Nov. 30, 2024
U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	34.70%
BNY Mellon
Holdings [Line Items]
Percent of Net Asset Value	24.70%
U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	13.70%
State Street
Holdings [Line Items]
Percent of Net Asset Value	9.10%
BNP Paribas Securities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Credit Agricole
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Citigroup Global Markets
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Federal Reserve Bank of New York
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Goldman Sachs
Holdings [Line Items]
Percent of Net Asset Value	2.60%
RBC Dominion Securities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
U.S. Treasury Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	56.50%
U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	48.40%